Shareholder Report	12 Months Ended	97 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
Entity Central Index Key	0001440930
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000070253
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	TRGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Investor Class	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered positive returns for the year. Central banks’ signaling for potential interest rate cuts at some point in 2024 and exuberance toward artificial intelligence-driven demand helped buoy stocks in the first half of the period. However, volatility increased in the second half of the year as signs of slowing growth and inflation, persistently high interest rates, and growing concerns that the global economy could experience a “hard landing” led to periods of bearish sentiment, especially among real estate stocks.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Australian names, as shares of Goodman Group surged during the year. Favorable stock picking in the U.S. also aided relative returns, with Acadia Realty Trust and Equinix performing best.

   On the negative side, the leading detractor from relative performance was Belgium, due to an overweight position and unfavorable stock picking. Shares of Warehouses de Pauw plunged, and our overweight position meaningfully detracted. An overweight position coupled with unfavorable stock selection in the UK also weighed on relative returns, with industrial/logistics real estate company Segro detracting the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, and Australia, as well as the UK, represented our largest country allocations at the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Real Estate Fund (Investor Class)	1.15%	0.58%	2.82%
FTSE All World Developed Index (Regulatory Benchmark)	18.25	11.34	10.34
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	0.94	-1.00	2.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 68,786,000	$ 68,786,000
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 80,000
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$68,786 Number of Portfolio Holdings61
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.0%
Industrial	14.9
Data Centers	10.8
Regional Mall	9.1
Health Care	7.7
Self Storage	7.2
Diversified	6.8
Shopping Center	5.8
Lodging & Leisure	5.5
Other	11.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	8.0%
Simon Property Group	5.1
Prologis	4.4
Welltower	4.4
Public Storage	3.9
Regency Centers	3.4
Ventas	3.3
AvalonBay Communities	3.3
Goodman Group	3.3
Equity Residential	2.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000070254
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Advisor Class
Trading Symbol	PAGEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Advisor Class	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered positive returns for the year. Central banks’ signaling for potential interest rate cuts at some point in 2024 and exuberance toward artificial intelligence-driven demand helped buoy stocks in the first half of the period. However, volatility increased in the second half of the year as signs of slowing growth and inflation, persistently high interest rates, and growing concerns that the global economy could experience a “hard landing” led to periods of bearish sentiment, especially among real estate stocks.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Australian names, as shares of Goodman Group surged during the year. Favorable stock picking in the U.S. also aided relative returns, with Acadia Realty Trust and Equinix performing best.

   On the negative side, the leading detractor from relative performance was Belgium, due to an overweight position and unfavorable stock picking. Shares of Warehouses de Pauw plunged, and our overweight position meaningfully detracted. An overweight position coupled with unfavorable stock selection in the UK also weighed on relative returns, with industrial/logistics real estate company Segro detracting the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, and Australia, as well as the UK, represented our largest country allocations at the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Real Estate Fund (Advisor Class)	0.93%	0.37%	2.64%
FTSE All World Developed Index (Regulatory Benchmark)	18.25	11.34	10.34
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	0.94	-1.00	2.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 68,786,000	$ 68,786,000
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 80,000
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$68,786 Number of Portfolio Holdings61
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.0%
Industrial	14.9
Data Centers	10.8
Regional Mall	9.1
Health Care	7.7
Self Storage	7.2
Diversified	6.8
Shopping Center	5.8
Lodging & Leisure	5.5
Other	11.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	8.0%
Simon Property Group	5.1
Prologis	4.4
Welltower	4.4
Public Storage	3.9
Regency Centers	3.4
Ventas	3.3
AvalonBay Communities	3.3
Goodman Group	3.3
Equity Residential	2.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177202
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	TIRGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - I Class	$74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered positive returns for the year. Central banks’ signaling for potential interest rate cuts at some point in 2024 and exuberance toward artificial intelligence-driven demand helped buoy stocks in the first half of the period. However, volatility increased in the second half of the year as signs of slowing growth and inflation, persistently high interest rates, and growing concerns that the global economy could experience a “hard landing” led to periods of bearish sentiment, especially among real estate stocks.

  Versus the FTSE EPRA Nareit Developed Index Net TRI, the leading contributor to relative performance was stock selection in Australian names, as shares of Goodman Group surged during the year. Favorable stock picking in the U.S. also aided relative returns, with Acadia Realty Trust and Equinix performing best.

   On the negative side, the leading detractor from relative performance was Belgium, due to an overweight position and unfavorable stock picking. Shares of Warehouses de Pauw plunged, and our overweight position meaningfully detracted. An overweight position coupled with unfavorable stock selection in the UK also weighed on relative returns, with industrial/logistics real estate company Segro detracting the most.

  The fund seeks to provide long-term growth through a combination of capital appreciation and current income. We remain focused on companies with solid balance sheets that can grow rents at or above inflation. The U.S., Japan, and Australia, as well as the UK, represented our largest country allocations at the end of the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Global Real Estate Fund (I Class)	1.34%	0.79%	3.43%
FTSE All World Developed Index (Regulatory Benchmark)	18.25	11.34	12.19
FTSE EPRA Nareit Developed Index Net TRI (Strategy Benchmark)	0.94	-1.00	2.66

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 68,786,000	$ 68,786,000
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 80,000
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$68,786 Number of Portfolio Holdings61
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.0%
Industrial	14.9
Data Centers	10.8
Regional Mall	9.1
Health Care	7.7
Self Storage	7.2
Diversified	6.8
Shopping Center	5.8
Lodging & Leisure	5.5
Other	11.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Equinix	8.0%
Simon Property Group	5.1
Prologis	4.4
Welltower	4.4
Public Storage	3.9
Regency Centers	3.4
Ventas	3.3
AvalonBay Communities	3.3
Goodman Group	3.3
Equity Residential	2.9

Updated Prospectus Web Address	www.troweprice.com/paperless